Note 9 - Share-based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Expected volatility	105.00%
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life (years) (Year)	10 years		10 years
Share-Based Payment Arrangement, Option [Member] | SEED 2022 Share Incentive Plan [Member]
Expected dividend yield	0.00%	0.00%
Contractual life (years) (Year)	10 years	10 years
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Fair value of ordinary share (in dollars per share)	$ 0.77	$ 1.14	$ 9.48
Risk-free interest rate	3.47%	1.23%	0.37%
Expected term (years) (Year)	5 years 25 days	3 years 18 days	5 years
Expected volatility		100.00%	75.00%
Contractual life (years) (Year)		5 years
Share-Based Payment Arrangement, Option [Member] | Minimum [Member] | SEED 2022 Share Incentive Plan [Member]
Fair value of ordinary share (in dollars per share)	$ 0.19	$ 0.44
Risk-free interest rate	3.47%	2.54%
Expected term (years) (Year)	5 years 14 days	5 years 3 months
Expected volatility	105.97%	99.34%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Fair value of ordinary share (in dollars per share)	$ 1.75	$ 3.48	$ 31.31
Risk-free interest rate	4.29%	3.16%	1.47%
Expected term (years) (Year)	6 years	6 years	7 years 5 months 26 days
Expected volatility		115.00%	90.00%
Contractual life (years) (Year)		10 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member] | SEED 2022 Share Incentive Plan [Member]
Fair value of ordinary share (in dollars per share)	$ 0.44	$ 0.5
Risk-free interest rate	4.73%	3.75%
Expected term (years) (Year)	6 years 6 months	6 years 6 months
Expected volatility	141.40%	106.73%
Options Granted in May 2021 [Member]
Fair value of ordinary share (in dollars per share)	$ 10.71
Risk-free interest rate	1.63%
Expected term (years) (Year)	10 years
Expected volatility	75.00%
Expected dividend yield	0.00%
Exercise price (in dollars per share)	$ 10.18